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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2009
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.             July 9, 2009
---------------------     -------------------------         ------------
     [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      46
                                           ------------

Form 13F Information Table Value Total:      $50,625
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                 FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER          CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
------------------------------  --------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  -----

Abbott Laboratories                COM    002824100     1383     29400  SH          SOLE               27700           1700
                                                         376      8000  SH          OTHER                              8000
Applied Materials Inc.             COM    038222105      517     47000  SH          SOLE               47000
BP Amoco PLC                       COM    055622104      366      7674  SH          SOLE                7174            500
                                                         179      3760  SH          OTHER                              3760
Berkshire Hathaway Inc. Class      COM    084670207      281        97  SH          SOLE                  85             12
Bristol Myers Co.                  COM    110122108     1539     75800  SH          SOLE               69800           6000
Cisco Systems                      COM    17275R102     2024    108500  SH          SOLE              103600           4900
Coca Cola Co.                      COM    191216100     1579     32900  SH          SOLE               30400           2500
E. I. duPont de Nemours & Co.      COM    263534109     1489     58100  SH          SOLE               55600           2500
EMC Corp.                          COM    268648102      827     63100  SH          SOLE               57100           6000
                                                          20      1500  SH          OTHER                              1500
Embraer-Empresa Brasileira de      COM    29081M102      166     10000  SH          SOLE               10000
Emerson Electric Co.               COM    291011104     1147     35400  SH          SOLE               32300           3100
                                                          19       600  SH          OTHER                               600
Exxon Mobil                        COM    30231G102      940     13452  SH          SOLE               12952            500
                                                         593      8484  SH          OTHER                              8484
General Electric Co.               COM    369604103     2167    184911  SH          SOLE              174411          10500
                                                         175     14928  SH          OTHER                             14928
Hewlett Packard                    COM    428236103     1190     30800  SH          SOLE               26600           4200
IBM                                COM    459200101     1687     16152  SH          SOLE               14652           1500
                                                         111      1064  SH          OTHER                              1064
Intel Corp.                        COM    458140100     1647     99500  SH          SOLE               92500           7000
                                                          25      1500  SH          OTHER                              1500
Johnson & Johnson                  COM    478160104     3243     57100  SH          SOLE               52900           4200
KLA Tencor Corp.                   COM    482480100     1093     43300  SH          SOLE               40400           2900
Marsh & McLennan Companies Inc     COM    571748102      476     23644  SH          OTHER                             23644
Merck & Co., Inc.                  COM    589331107     1359     48600  SH          SOLE               44600           4000
                                                          84      3000  SH          OTHER                              3000
Microsoft Corp.                    COM    594918104     1362     57300  SH          SOLE               53700           3600
                                                          76      3200  SH          OTHER                              3200
PepsiCo Inc.                       COM    713448108      220      4000  SH          SOLE                4000
Plum Creek Timber                  COM    729251108     1206     40500  SH          SOLE               37500           3000
Procter & Gamble Company           COM    742718109      777     15200  SH          SOLE               14600            600
Progressive Corp.-Ohio             COM    743315103      624     41272  SH          SOLE               41272
                                                        9846    651636  SH          OTHER             651636
Royal Dutch Shell                  COM    780259206      652     13000  SH          SOLE               13000
Stryker Corp.                      COM    863667101     4321    108744  SH          SOLE              103044           5700
                                                         397     10000  SH          OTHER                             10000
Symantec Corp.                     COM    871503108      734     47100  SH          SOLE               44100           3000
Unilever PLC                       COM    904767704     1941     82600  SH          SOLE               76880           5720
                                                          63      2700  SH          OTHER                              2700
Wyeth                              COM    983024100       41       900  SH          SOLE                                900
                                                         272      6000  SH          OTHER                              6000
Deutsche Bank Capital Funding      PFD    25153Y206      961     52000  SH          SOLE               42000          10000
Pimco Commodity Real Return -             722005667      428 60000.000  SH          SOLE           60000.000